Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies

11.  Commitments and Contingencies

The Group had the following capital commitments:

June 30,
2023
(in US$’000)
Property, plant and equipment
Contracted but not provided for	5,039

The Group does not have any other significant commitments or contingencies.